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                   Lincoln Variable Insurance Products Trust
                            1300 S. Clinton Street
                             Fort Wayne, IN 46802

May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

      Re: Lincoln Variable Insurance Products Trust
          File Nos. 033-70742; 811-08090
          (LVIP Global Income Fund)

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's Post-Effective Amendment No. 80 to the Registration Statement under the Securities Act of 1933, and (ii) the text of that amendment to the Registration Statement was filed electronically on April 15, 2010.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (260) 455-6918.

Very truly yours,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel